Business Combinations, Divestitures and Discontinued Operations and Selected Financial Information by Reportable Segment and Line of Business - Summary of Balance sheet Information by Geographic Segment (Detail) - USD ($)
$ in Millions
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Total assets		$ 27,299	$ 28,433
Total liabilities		14,822	16,317
Net assets by segment		12,477	12,116
Additions to fixed assets		1,380	1,417
Reportable segments [member]
Disclosure of operating segments [line items]
Total assets		24,560	27,178
Total liabilities		8,039	8,673
Net assets by segment		16,521	18,505
Additions to fixed assets	[1]	1,358	1,414
Mexico [member]
Disclosure of operating segments [line items]
Total assets		4,155	5,381
Total liabilities		1,693	2,052
Net assets by segment		2,462	3,329
Additions to fixed assets	[1]	315	264
United States [member]
Disclosure of operating segments [line items]
Total assets		12,985	12,998
Total liabilities		2,903	2,770
Net assets by segment		10,082	10,228
Additions to fixed assets	[1]	486	521
United Kingdom [member]
Disclosure of operating segments [line items]
Total assets		1,392	1,490
Total liabilities		848	960
Net assets by segment		544	530
Additions to fixed assets	[1]	65	107
France [member]
Disclosure of operating segments [line items]
Total assets		858	963
Total liabilities		412	467
Net assets by segment		446	496
Additions to fixed assets	[1]	52	44
Germany [member]
Disclosure of operating segments [line items]
Total assets		490	509
Total liabilities		279	289
Net assets by segment		211	220
Additions to fixed assets	[1]	36	47
Poland [member]
Disclosure of operating segments [line items]
Total assets		426	415
Total liabilities		138	153
Net assets by segment		288	262
Additions to fixed assets	[1]	38	44
Spain [member]
Disclosure of operating segments [line items]
Total assets		637	666
Total liabilities		234	212
Net assets by segment		403	454
Additions to fixed assets	[1]	41	38
Philippines [member]
Disclosure of operating segments [line items]
Total assets			795
Total liabilities			135
Net assets by segment			660
Additions to fixed assets	[1]		85
Israel [member]
Disclosure of operating segments [line items]
Total assets		895	808
Total liabilities		540	507
Net assets by segment		355	301
Additions to fixed assets	[1]	57	41
Rest of EMEA [member]
Disclosure of operating segments [line items]
Total assets		742	863
Total liabilities		316	329
Net assets by segment		426	534
Additions to fixed assets	[1]	79	75
Colombia [member]
Disclosure of operating segments [line items]
Total assets		954	1,007
Total liabilities		280	308
Net assets by segment		674	699
Additions to fixed assets	[1]	105	76
Panama [member]
Disclosure of operating segments [line items]
Total assets		281	292
Total liabilities		73	78
Net assets by segment		208	214
Additions to fixed assets	[1]	13	13
Caribbean TCL [member]
Disclosure of operating segments [line items]
Total assets		511	478
Total liabilities		238	207
Net assets by segment		273	271
Additions to fixed assets	[1]	50	18
Dominican Republic [member]
Disclosure of operating segments [line items]
Total assets			233
Total liabilities			95
Net assets by segment			138
Additions to fixed assets	[1]		16
Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Total assets		234	280
Total liabilities		85	111
Net assets by segment		149	169
Additions to fixed assets	[1]	21	25
Other Activities [member]
Disclosure of operating segments [line items]
Total assets		2,474	1,206
Total liabilities		6,692	7,644
Net assets by segment		(4,218)	(6,438)
Additions to fixed assets	[1]	22	3
Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Total assets		265	49
Total liabilities		91
Net assets by segment		174	49
Equity accounted investment [member]
Disclosure of operating segments [line items]
Total assets		753	729
Equity accounted investment [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Total assets		342	277
Equity accounted investment [member] | United States [member]
Disclosure of operating segments [line items]
Total assets		285	216
Equity accounted investment [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Total assets		6	6
Equity accounted investment [member] | France [member]
Disclosure of operating segments [line items]
Total assets		38	41
Equity accounted investment [member] | Germany [member]
Disclosure of operating segments [line items]
Total assets		3	3
Equity accounted investment [member] | Rest of EMEA [member]
Disclosure of operating segments [line items]
Total assets		10	11
Equity accounted investment [member] | Other Activities [member]
Disclosure of operating segments [line items]
Total assets		411	452
All other assets [member]
Disclosure of operating segments [line items]
Total assets		26,546	27,704
All other assets [member] | Reportable segments [member]
Disclosure of operating segments [line items]
Total assets		24,218	26,901
All other assets [member] | Mexico [member]
Disclosure of operating segments [line items]
Total assets		4,155	5,381
All other assets [member] | United States [member]
Disclosure of operating segments [line items]
Total assets		12,700	12,782
All other assets [member] | United Kingdom [member]
Disclosure of operating segments [line items]
Total assets		1,386	1,484
All other assets [member] | France [member]
Disclosure of operating segments [line items]
Total assets		820	922
All other assets [member] | Germany [member]
Disclosure of operating segments [line items]
Total assets		487	506
All other assets [member] | Poland [member]
Disclosure of operating segments [line items]
Total assets		426	415
All other assets [member] | Spain [member]
Disclosure of operating segments [line items]
Total assets		637	666
All other assets [member] | Philippines [member]
Disclosure of operating segments [line items]
Total assets			795
All other assets [member] | Israel [member]
Disclosure of operating segments [line items]
Total assets		895	808
All other assets [member] | Rest of EMEA [member]
Disclosure of operating segments [line items]
Total assets		732	852
All other assets [member] | Colombia [member]
Disclosure of operating segments [line items]
Total assets		954	1,007
All other assets [member] | Panama [member]
Disclosure of operating segments [line items]
Total assets		281	292
All other assets [member] | Caribbean TCL [member]
Disclosure of operating segments [line items]
Total assets		511	478
All other assets [member] | Dominican Republic [member]
Disclosure of operating segments [line items]
Total assets			233
All other assets [member] | Rest of South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Total assets		234	280
All other assets [member] | Other Activities [member]
Disclosure of operating segments [line items]
Total assets		2,063	754
All other assets [member] | Disposal groups classified as held for sale [member]
Disclosure of operating segments [line items]
Total assets		$ 265	$ 49

[1]	Capital expenditures represent: a) the purchases of property, machinery and equipment, b) stripping costs, as well as c) assets for the right-of-use incurred during the respective period (notes 15.1 and 15.2) and exclude increases in assets related to asset retirement obligations (note 18.3).